Schedule of changes in investment (Details) - S C P Trips [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) [1]
DisclosureOfInvestmentLineItems [Line Items]
Balances on beginning	R$ 815
Write-off	(815)
Balances on ending

[1]	GLA discontinued the investment held in SCP Trip in 2021.